FUND PROFILE

                                Limited-Term Bond

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
       This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
        See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                                LIMITED-TERM BOND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Limited-Term Bond seeks income from investments in corporate bonds and other debt obligations.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys quality, short-term corporate bonds and other debt securities. Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market conditions, the fund managers will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

        The fund managers actively manage the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall, the weighted average maturity will be increased to take advantage of potentially increasing bond prices.

        The weighted average maturity of the fund is expected to be five years or less.

        Additional information about Limited-Term Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *When interest rates change, the amount of income the fund generates will be affected. Generally, when interest rates rise, the fund's income and its share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Limited-Term Bond than for funds that have shorter weighted average maturities, such as money market funds.

    *The fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., Baa or BBB). Although these securities are considered investment grade, the issuers are more likely to have problems making interest and principal payments than issuers of higher-rated securities.

    *As with all funds, at any given time the value of your shares of Limited-Term Bond may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

        In summary, Limited-Term Bond is intended for investors who seek a competitive level of income with limited price volatility.

     FUND PERFORMANCE

        The following  bar chart shows the actual  performance  of  Limited-Term
     Bond's Investor Class shares for each calendar year since the fund's inception on March 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
CALENDAR YEAR-BY-YEAR RETURNS
                          1995     1996     1997     1998
Limited-Term Bond        10.94     4.42     6.41     6.30


LIMITED-TERM BOND                                   AMERICAN CENTURY INVESTMENTS


        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]
     HIGHEST AND LOWEST QUARTERLY RETURNS
       Quarter Ended 6/30/95        3.20%
       Quarter Ended 3/31/96        0.20%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Merrill Lynch 1- to 5-Year Government/Corporate Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                           1 YEAR         LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
         Limited-Term Bond                  6.30%            5.71%
         Merrill Lynch 1- to 5-Year
            Govt./Corp. Index               7.64%            6.53%

           For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.70%
           Distribution and Service (12b-1) Fees          None
           Other Expenses(1)                              0.00%
           Total Annual Fund Operating Expenses           0.70%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods  shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                 . . . your cost of investing in the fund would be:

           1 year      3 years      5 years      10 years
           ----------------------------------------------
             $71        $224         $389          $868

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Limited-Term Bond team are identified below:

        JEFFREY L. HOUSTON, Portfolio Manager, has been a member of the team that manages Limited-Term Bond since June 1995. He joined American Century as an Investment Analyst in 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

        JOHN F. WALSH, Portfolio Manager, has been a member of the team that manages Limited-Term Bond since January 1999. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and analyst at First Interstate Bank, Los Angeles from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount and an MBA in finance from Creighton University.


FUND PROFILE                                                   LIMITED-TERM BOND


6. HOW DO I BUY FUND SHARES?

    * Complete and return the enclosed application

    * Call us and exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs and Roth IRAs). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Limited-Term
     Bond for  shares  in nearly  70 other  mutual  funds  offered  by  American
     Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Limited-Term Bond pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    * telephone transactions

    * wire and electronic funds transfers

    * 24-hour Automated Information Line transactions

    * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS;
ENDOWMENTS; KEOGH; SEP-, SARSEP- AND
SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                         Funds Distributor, Inc.

SH-PRF-14131   9901

                                  FUND PROFILE

                             Intermediate-Term Bond

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
       This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
        See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                             INTERMEDIATE-TERM BOND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Intermediate-Term   Bond  seeks  a  competitive  level  of  income  from
     investments in corporate bonds and other debt obligations.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers buy quality, short- to intermediate-term corporate bonds and other debt securities. Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market conditions, the fund managers will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

        The fund managers actively manage the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall, the weighted average maturity will be increased to take advantage of potentially increasing bond prices.

        The weighted average maturity of the fund is expected to be three to ten years.

        Additional information about Intermediate-Term Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *When interest rates change, the amount of income the fund generates will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Intermediate-Term Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    *The fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., Baa or BBB). Although these securities are considered investment grade, the issuers are more likely to have problems making interest and principal payments than issuers of higher-rated securities.

    *As with all funds, at any given time the value of your shares of Intermediate-Term Bond may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

        In summary, Intermediate-Term Bond is intended for investors who seek a higher level of current income than is generally available from shorter-term corporate and government securities and who are willing to accept a greater degree of price fluctuation.

     Fund Performance

        The following bar chart shows the actual performance of Intermediate-Term Bond's Investor Class shares for each calendar year since the fund's inception on March 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
CALENDAR YEAR-BY-YEAR RETURNS
                                  1995     1996     1997     1998
Intermediate-Term Bond           15.12     3.26     8.20     7.46


INTERMEDIATE-TERM BOND                              AMERICAN CENTURY INVESTMENTS


        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]
     HIGHEST AND LOWEST QUARTERLY RETURNS
       Quarter Ended 6/30/95        4.77%
       Quarter Ended 3/31/96       -1.38%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Lehman Intermediate Government/Corporate Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                       1 YEAR        LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
           Intermediate-Term Bond       7.46%           6.65%
           Lehman Intermediate
              Govt./Corp. Index         8.44%           6.92%

           For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.75%
           Distribution and Service (12b-1) Fees          None
           Other Expenses(1)                              0.00%
           Total Annual Fund Operating Expenses           0.75%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods  shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

           1 year      3 years      5 years      10 years
           ----------------------------------------------
             $76        $239         $416          $928

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Intermediate-Term Bond team is identified below:

        Jeffrey L. Houston, Portfolio Manager, has been a member of the team that manages Intermediate-Term Bond since May 1995. He joined American Century as an Investment Analyst in 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    * Complete and return the enclosed application

    * Call us and exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs and Roth IRAs). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


FUND PROFILE                                              INTERMEDIATE-TERM BOND


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Intermediate-Term Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Intermediate-Term Bond pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    * telephone transactions

    * wire and electronic funds transfers

    * 24-hour Automated Information Line transactions

    * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

www.americancentury.com

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Corporate; Not-For-Profit; Foundations;
Endowments; Keogh; SEP-, SARSEP- and
SIMPLE-IRA; and 403(b) Services
1-800-345-3533

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Fax
816-340-7962

                                                         Funds Distributor, Inc.

SH-PRF-14132   9901

                                  FUND PROFILE

                                      Bond

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
       This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
        See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                                      BOND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Bond seeks a high level of income from investments in corporate bonds and other debt obligations.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys quality, intermediate- and longer-term corporate bonds and other debt securities. Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market conditions, the fund managers will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

        The fund managers actively manage the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall, the weighted average maturity will be increased to take advantage of potentially increasing bond prices.

        Although there is no weighted average maturity requirement for this fund, it will primarily invest in intermediate- and long-term bonds. It is anticipated that under normal market conditions, the weighted average maturity will be between eight and 20 years.

        Additional information about Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *When interest rates change, the amount of income the fund generates will be affected. Generally, when interest rates rise, the fund's income and its share value will decline. The opposite is true when interest rates decline. The interest rate risk is higher for Bond than for funds that have shorter weighted average maturities, such as money market and short-term and intermediate-term bond funds.

    *The fund may invest part of its assets in securities rated in the lowest investment grade category (e.g., Baa or BBB). Although these securities are considered investment grade, the issuers are more likely to have problems making interest and principal payments than issuers of higher-rated securities.

    *As with all funds, at any given time, the value of your shares of Bond may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

        In summary, Bond is intended for investors who seek higher income than is generally provided by money market or short- and intermediate-term securities and who can accept the greater price volatility associated with longer-term bonds.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Bond's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
CALENDAR YEAR-BY-YEAR RETURNS
         1989    1990   1991   1992   1993   1994   1995   1996   1997   1998
Bond     13.97   6.04   17.50  5.60   10.15  -4.49  20.28  2.43   8.75   6.56


Benham Bond                                         American Century Investments


        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]
     HIGHEST AND LOWEST QUARTERLY RETURNS
       Quarter Ended 6/30/89        9.11%
       Quarter Ended 3/31/90       -3.58%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Lehman Aggregate Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                1 YEAR       5 YEARS      10 YEARS
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
          Bond                   6.56%        6.40%        8.46%
          Lehman Aggregate
             Bond Index          8.69%        7.27%        9.26%

        For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.80%
           Distribution and Service (12b-1) Fees          None
           Other Expenses(1)                              0.00%
           Total Annual Fund Operating Expenses           0.80%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

           1 year       3 years       5 years         10 years
           ---------------------------------------------------
             $82          $255          $443            $987

           Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers of the Bond team are identified below:

        NORMAN E. HOOPS, Senior Vice President and Portfolio Manager, has been a member of the team that manages Bond since November 1989. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and an MBA from Butler University.

        JEFFREY L. HOUSTON, Portfolio Manager, has been a member of the team that manages Bond since June 1995. He joined American Century as an Investment Analyst in 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.


Fund Profile                                                         Benham Bond


6. HOW DO I BUY FUND SHARES?

    * Complete and return the enclosed application

    * Call us and exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs and Roth IRAs). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell a part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Bond pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    * telephone transaction

    * wire and electronic funds transfers

    * 24-hour Automated Information Line transactions

    * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS;
ENDOWMENTS; KEOGH; SEP-, SARSEP- AND
SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                         Funds Distributor, Inc.

SH-PRF-14133   9901

                                  FUND PROFILE

                                    Balanced

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
       This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
        See the back cover for additional telephone numbers and our address.

                             AMERICAN CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                                    BALANCED

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Balanced seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, while the remainder is invested in bonds and other fixed income securities.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        With the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock). These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

        In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they think will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

        The fixed-income portion of the fund's portfolio is invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income senior securities. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. The remaining portion may be invested in securities rated in the fourth highest category. Under normal market conditions the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

        Additional information about Balanced's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *The value of Balanced's shares depends on the value of the stocks, bonds and other securities it owns. The value of the individual equity securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

    *When interest rates change, the amount of income the fund generates will be affected. Generally, when interest rates rise, the fund's income and its share value will decline. The opposite is true when interest rates decline. The interest rate risk is higher for Balanced than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    *Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other funds using different investment styles.

    *As with all funds, at any given time the value of your shares of Balanced may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


BALANCED                                            AMERICAN CENTURY INVESTMENTS


    *An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *Although  the fund  managers  invest the fund's  assets  primarily  in U.S.
     stocks, Balanced can invest in securities of foreign companies and governments. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

        In summary, Balanced is intended for investors who want an investment that combines the potential for long-term capital growth with the income produced from a portfolio of intermediate-term fixed-income securities, and who are willing to accept the risks associated with the fund's investment strategy.

     Fund Performance

        The following bar chart shows the actual performance of Balanced's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
           1989    1990   1991    1992    1993   1994   1995    1996    1997    1998
Balanced   25.61   1.82   46.86   -6.06   7.24   -.07   21.37   12.61   16.93   16.29

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Balanced is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
     HIGHEST AND LOWEST QUARTERLY RETURNS
       Quarter Ended 12/31/91        15.95%
       Quarter Ended  9/30/90       -11.22%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. Balanced's benchmark is a blended index that combines the S&P 500 and the Lehman Aggregate Bond Index in proportion to the 60% stock/40% bond asset mix of the fund. The S&P 500 Index and the Lehman Aggregate Bond Index, unmanaged indices that reflect no operating costs, are blended as a benchmark for performance comparisons.

                                1 YEAR       5 YEARS     10 YEARS
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
          Balanced              16.29%        13.18%      13.39%
          Blended Index         20.71%        17.36%      15.24%
          S&P 500               28.68%        24.05%      19.17%
          Lehman Aggregate
            Bond Index           8.69%         7.27%       9.26%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


FUND PROFILE                                                            BALANCED


      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 1.00%
           Distribution and Service (12b-1) Fees          None
           Other Expenses(1)                              0.00%
           Total Annual Fund Operating Expenses           1.00%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

           1 year      3 years      5 years      10 years
           ----------------------------------------------
            $102        $318         $551         $1,219

           Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Balanced team are identified below:

        John Schniedwind, Senior Vice President and Group Leader-Quantitative Equity, has been a member of the team that manages Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has a bachelor of science from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.

        Jeffrey R. Tyler, Senior Vice President and Portfolio Manager, has been a member of the team that manages Balanced since November 1998. He has been with American Century as a portfolio manager since January 1988. He has a bachelor's degree in business economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

        Jeffrey L. Houston, Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts degree from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

        JOHN F. WALSH, Portfolio Manager, has been a member of the team that manages Balanced since January 1999. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and analyst at First Interstate Bank, Los Angeles, California, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount and an MBA in finance from Creighton University.

6. HOW DO I BUY FUND SHARES?

    * Complete and return the enclosed application

    * Call us and exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Balanced for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


BALANCED                                            AMERICAN CENTURY INVESTMENTS


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Balanced pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    * telephone transactions

    * wire and electronic funds transfers

    * 24-hour Automated Information Line transactions

    * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.


FUND PROFILE                                                            BALANCED


--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

www.americancentury.com

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Corporate; Not-For-Profit; Foundations;
Endowments; Keogh; SEP-, SARSEP- and
SIMPLE-IRA; and 403(b) Services
1-800-345-3533

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Fax
816-340-7962

                                                         Funds Distributor, Inc.

SH-PRF-14134   9901

                                  FUND PROFILE

                                New Opportunities

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
       This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
        See the back cover for additional telephone numbers and our address.

                             TWENTIETH CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                                NEW OPPORTUNITIES

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        New Opportunities seeks capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for stocks of smaller-sized companies that they believe will increase in value over time. Although the managers intend to invest primarily in smaller-sized companies, the fund may own stock of medium- and large-sized companies, particularly as the fund gets larger. The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. It also includes situations where a company's growth rate, although still negative, is improving at a faster rate than prior periods.

        Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

        The fund managers do not attempt to time the market. Instead, they intend to keep New Opportunities essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about New Opportunities' investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *The value of New Opportunities' shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *As with all  funds,  at any  given  time the  value of your  shares  of New
     Opportunities may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *Because New Opportunities generally invests in smaller companies than American Century's similarly managed growth equity funds (such as Growth, Ultra and Select), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

    *The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.


NEW OPPORTUNITIES                                   AMERICAN CENTURY INVESTMENTS


    *An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *Although  the fund  managers  invest the fund's  assets  primarily  in U.S.
     stocks, New Opportunities can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

        In summary, New Opportunities is intended for investors with a long-term investment horizon (at least 5 years) who seek capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of New Opportunities' shares for each calendar year since the fund's inception on December 26, 1996. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
CALENDAR YEAR-BY-YEAR RETURNS
                             1997         1998
New Opportunities            3.14        13.33

        The highest and lowest returns of the fund's shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that New Opportunities is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
     HIGHEST AND LOWEST QUARTERLY RETURNS
       Quarter Ended 12/31/98        28.23%
       Quarter Ended  9/30/98       -21.62%

        The following table shows the average annual return of the fund's shares for the periods indicated. The Russell 2000 Growth Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                          1 YEAR        LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
          New Opportunities               13.33%          9.02%
          Russell 2000 Growth Index        1.23%          6.93%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century or to reinvest dividends in additional shares.

        THE FUND CHARGES A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD WITHIN FIVE YEARS OF THEIR PURCHASE. This redemption fee is retained by the fund. It is intended to discourage short-term investment in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund. Otherwise, there are no fees or charges to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


FUND PROFILE                                                   NEW OPPORTUNITIES


      SHAREHOLDER FEES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
           Redemption Fee
              Shares held less than one year              2.0%
              Shares held for one year or more            None

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 1.50%
           Distribution and Service (12b-1) Fees          None
           Other Expenses(1)                              0.00%
           Total Annual Fund Operating Expenses           1.50%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                 . . . your cost of investing in the fund would be:

           1 year     3 years     5 years     10 years
           -------------------------------------------
            $359       $693       $1,051        $1,778

               You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

           1 year      3 years      5 years      10 years
           ----------------------------------------------
            $152        $472         $814          $1,778

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the New Opportunities team are identified as follows:

        CHRISTOPHER K. BOYD, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities since rejoining American Century in January 1998. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Dartmouth College. He is a Chartered Financial Analyst.

        JOHN D. SEITZER, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities since the fund's inception in December 1996. He joined American Century in June 1993 as an Investment Analyst and was promoted to Portfolio Manager in July 1996. He has a bachelor's degree in accounting and finance from Kansas State University and an MBA in finance from Indiana University. He is a Chartered Financial Analyst and a Certified Public Accountant.

6. HOW DO I BUY FUND SHARES?

    * Complete and return the enclosed application

    * Call us and exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

        New Opportunities is only available for purchase by participants in American Century's Priority Investors Program and employees of American
     Century. The minimum initial investment for Priority Investors must be at least $10,000; the maximum aggregate investment in the fund is $500,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in New Opportunities for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

        IF YOU SELL SHARES OF NEW OPPORTUNITIES WITHIN FIVE YEARS OF THEIR PURCHASE, YOU WILL PAY A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD.


NEW OPPORTUNITIES                                   AMERICAN CENTURY INVESTMENTS


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        New Opportunities pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    * telephone transactions

    * wire and electronic funds transfers

    * 24-hour Automated Information Line transactions

    * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.


FUND PROFILE                                                   NEW OPPORTUNITIES


--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419287
KANSAS CITY, MISSOURI 64141-6287

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-8810 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS;
ENDOWMENTS; KEOGH; SEP-, SARSEP- AND
SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-531-5689

                                                         Funds Distributor, Inc.

SH-PRF-14136   9901